First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772	commonwealthannuity.com * 800.366.1492 –Allmerica Select Life Plus
508-460-2400 — phone 508-460-2401 — fax

ANNUAL REPORT — 12/31/2013

FOR CONTRACT HOLDERS OF:  ALLMERICA SELECT LIFE PLUS

March 17, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	SEPARATE ACCOUNT IMO 1940 Act Registration Number: 811-10433 1933 Act Registration Numbers: 333-64162 CIK: 0001113498 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate  Account IMO, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	February 28, 2014
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 28, 2014
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	February 24, 2014
Fidelity Variable Insurance Products Fund (Service Class 2)	356494	February 21, 2014
Fidelity Variable Insurance Products Fund II (Service Class 2)	831016	February 21, 2014
Fidelity Variable Insurance Products Fund III (Service Class 2)	927384	February 21, 2014
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	March 5, 2014
MFS® Variable Insurance TrustSM (Service Class)	918571	February 28, 2014
Oppenheimer Variable Account Funds (Service Shares)	752737	February 26, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Scott D. Silverman
Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772